Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Mar. 21, 2022
Document Creation Date	dei_DocumentCreationDate	Mar. 17, 2022